Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002

Dear Shareholder:
Asian markets performed well during the six-month period ended April 30, 2002. In Japan, technology stocks rebounded, the yen weakened and investors focused on securities with positive credit ratings. Meanwhile, Asia ex-Japan equities were one of the best-performing asset classes over the last six months, mostly because of relatively lower valuations and a rise in investors' willingness to assume greater investment risk. The fact that Asia ex-Japan is widely regarded as a proxy for cyclical global economic recovery also contributed positively.

Japan
The bankruptcy of Mycal, Japan's fourth-largest retailer, in September 2001 set the tone for the Japanese market during the first three months of the period. Although Japan has allowed many corporations with severely damaged balance sheets and high debt-to-equity ratios to exist for a number of years, the global economic environment, coupled with a rapidly deteriorating domestic economy finally forced Japanese banks to seriously reconsider their non-performing loan portfolios.

In February the Japanese markets rebounded sharply, spurred in part by the Liberal Democratic Party's announcement of anti deflationary packages, tightened restrictions on short selling and some signs of a cyclical national recovery in Japan. Further monetary easing by the Bank of Japan and stronger-than-expected economic data from the United States also contributed to the market gains, specifically within such export-oriented industries such as automobiles and technology.

Asia ex-Japan
South Korea was the best-performing large market in Asia ex-Japan, fueled by improving fundamentals, domestic liquidity flow into equities and higher-than-expected domestic consumption growth. Further, consumer sentiment remained strong throughout the period, as Moody's upgraded its rating on South Korea's fixed-income market to A3 and GDP forecasts for 2002 were revised upward. Hong Kong was one of the worst performing areas among both the developed and emerging Asian markets, hampered by deflation concerns.

Among the developed Asian markets, Singapore posted a particularly strong performance, causing several economists to upgrade their GDP forecast of it on expectations of a rebound in exports, and that the Economic Review Committee would introduce radical proposals to improve Singapore's competitiveness.

The Australian economy continued to lead the world in terms of growth momentum, with most economic data releases during the quarter surpassing expectations. The two notable areas of strength were buoyant labor force numbers and continued strength in the housing market. However, the stronger growth outlook

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002 CONTINUED

translated into rising inflation fears, higher bond yields and a stronger Australian dollar. In terms of stock-market performance, the period was dominated by a rotation into cyclical stocks on a growing conviction of global recovery, and a rotation from growth to value stocks.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2002, Morgan Stanley Pacific Growth Fund's Class B shares posted a total return of 17.10 percent compared to 3.29 percent for the Morgan Stanley Capital International (MSCI) World Index*. For the same period, the Fund's Class A, C and D shares posted total returns of
17.26 percent, 17.38 percent and 17.75 percent, respectively. The performance of the Fund's share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Within Japan, Morgan Stanley Investment Management, the Fund's sub-advisor, reduced modestly holdings in the technology sector and added to positions in securities that it believes will benefit from accounting changes adopted in April 2002. Although the sub-advisor questions the income statements of high-tech companies, due to the duration and magnitude of global economy recovery, it believes these securities are attractive from a balance sheet perspective, as many of them possess low price-to-book values and strong cash flows.

February was the worst month since the end of World War II for the number of bankruptcies recorded among Japanese companies. According to the sub-advisor, this suggests increased polarization between those companies that will emerge as winners and those that perform poorly and will eventually disappear. The sub-advisor believes that Japanese banks will be much less tolerant of non-performing loans when the new accounting changes occur.

Within Asia ex-Japan, exposure to South Korean telecoms and media stocks was reduced. In Hong Kong, exposure to the real estate sector was increased, because the sub-advisor believes that current valuations in the property sector may offer a reasonable upside in the near term.

Exposure to semiconductor stocks in Singapore was increased, while in Australia the sub-advisor added to holdings in the natural resources sector but scaled back positions in health-care stocks, because of valuation concerns and the potential for upcoming earnings disappointments. The sub-advisor anticipates to underweight the portfolio further in Australia during the course of the year, given the fair valuation of the market and more exciting investment opportunities emerging elsewhere in the Asia/Pacific Rim.

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002 CONTINUED

Looking Ahead
In the sub-advisor's view, although short-sale restrictions in February triggered the Japanese market rally, emerging signs of a modest cyclical recovery -- based on declining inventories in Japan, rising industrial production and better-than-expected economic data from the United States -- are now suggesting that perhaps a cyclical bull-market in Japan has begun. In addition, recent surveys indicate most U.S. asset allocation models are still underweighted in Japan. According to the sub-advisor, if the earnings forecasts for Japanese companies for fiscal year 2002 show signs of recovery, demand for Japanese equities may improve.

In Asia ex-Japan, the sub-advisor believes that an increase in near-term trading is likely. Nevertheless, this does not change its positive long-term view, given strong liquidity, low valuations and corporate restructuring, which should continue to support earnings growth in select markets within the Asian ex-Japan universe. According to the sub-advisor, a cyclical bottom is forming in the U.S., and as a result it maintains its global view that the turnaround in growth in Asian ex-Japan markets has begun. Although the recovery is likely to be anemic, the sub-advisor believes there will be pockets of opportunity.

We appreciate your ongoing support of Morgan Stanley Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]                             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                                    PRESIDENT

----------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Pacific Growth Fund Inc.
ANNUAL HOUSEHOLDING NOTICE / / APRIL 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Pacific Growth Fund Inc.
FUND PERFORMANCE / / APRIL 30, 2002

                                           AVERAGE ANNUAL TOTAL RETURNS
   -------------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                          CLASS B SHARES**
   ---------------------------------------------------       ---------------------------------------------------
   PERIOD ENDED 4/30/02                                      PERIOD ENDED 4/30/02
   --------------------------                                --------------------------
   1 Year                       (8.07)%(1)  (12.89)%(2)      1 Year                       (8.63)%(1)  (13.19)%(2)
   Since Inception (7/28/97)   (11.24)%(1)  (12.25)%(2)      5 Years                      (9.73)%(1)  (10.08)%(2)
                                                             10 Years                     (0.29)%(1)   (0.29)%(2)

                     CLASS C SHARES+                                          CLASS D SHARES++
   ---------------------------------------------------       ---------------------------------------------------
   PERIOD ENDED 4/30/02                                      PERIOD ENDED 4/30/02
   --------------------------                                --------------------------
   1 Year                       (8.39)%(1)   (9.31)%(2)      1 Year                       (7.69)%(1)
   Since Inception (7/28/97)   (11.77)%(1)  (11.77)%(2)      Since Inception (7/28/97)   (10.97)%(2)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1)  FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND
     DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2)  FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND
     THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE
     THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES
     AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
**   THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR
     CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 +   THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED
     WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             Common and Preferred Stocks
             and Bonds (95.8%)
             Australia (7.1%)
             AIRLINES
    474,200  Qantas Airways Ltd......................  $  1,148,252
                                                       ------------
             BEVERAGES: ALCOHOLIC
    281,550  Foster's Group Ltd......................       716,605
                                                       ------------
             FOOD RETAIL
    149,050  Woolworths Ltd..........................     1,053,076
                                                       ------------
             MAJOR BANKS
    212,100  Australia & New Zealand Banking Group
              Ltd....................................     2,166,207
    118,550  Commonwealth Bank of Australia..........     2,095,559
                                                       ------------
                                                          4,261,766
                                                       ------------
             MAJOR TELECOMMUNICATIONS
    260,050  Telstra Corp., Ltd......................       712,258
                                                       ------------
             MEDIA CONGLOMERATES
    253,300  News Corp., Ltd.........................     1,657,417
                                                       ------------
             MISCELLANEOUS COMMERCIAL SERVICES
    136,195  Brambles Industries Ltd.................       737,262
                                                       ------------
             OTHER METALS/MINERALS
    388,951  BHP Billiton Ltd........................     2,260,381
  1,198,200  M.I.M. Holdings Ltd.....................       805,939
    118,200  Rio Tinto Ltd...........................     2,296,083
                                                       ------------
                                                          5,362,403
                                                       ------------
             PHARMACEUTICALS: OTHER
     39,800  CSL Ltd.................................       836,524
                                                       ------------
             PROPERTY - CASUALTY INSURERS
    141,200  QBE Insurance Group Ltd.................       555,412
                                                       ------------
             REAL ESTATE DEVELOPMENT
     61,250  Lend Lease Corp., Ltd...................       383,309
                                                       ------------
             Total Australia.........................    17,424,284
                                                       ------------
             China (0.9%)
             ALUMINUM
  2,909,000  Aluminum Corp. of China Ltd.*...........       522,175
                                                       ------------

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             COAL
  1,194,000  Yanzhou Coal Mining Co., Ltd.
              (Class H)..............................  $    478,409
                                                       ------------
             ELECTRIC UTILITIES
    704,000  Huaneng Power International, Inc.
              (Class H)..............................       523,534
                                                       ------------
             INTEGRATED OIL
  2,434,000  PetroChina Co. Ltd......................       496,206
                                                       ------------
             INVESTMENT TRUSTS/MUTUAL FUNDS
    100,000  Investment Co. of China**...............       139,500
                                                       ------------
             Total China.............................     2,159,824
                                                       ------------
             Hong Kong (7.3%)
             APPAREL/FOOTWEAR RETAIL
    448,000  Esprit Holdings Ltd.....................       861,616
                                                       ------------
             BROADCASTING
    101,000  Television Broadcasts Ltd...............       492,095
                                                       ------------
             COMPUTER PROCESSING HARDWARE
  1,106,000  Legend Group Ltd........................       446,694
                                                       ------------
             ELECTRIC UTILITIES
     87,700  CLP Holdings Ltd........................       344,085
                                                       ------------
             ELECTRONIC COMPONENTS
  1,031,000  QPL International Holdings Ltd.*........       462,670
                                                       ------------
             ENGINEERING & CONSTRUCTION
    438,000  New World Development Co., Ltd..........       365,033
                                                       ------------
             INDUSTRIAL CONGLOMERATES
    195,190  Hutchison Whampoa Ltd...................     1,708,066
    102,800  Swire Pacific Ltd. (Class A)............       612,901
                                                       ------------
                                                          2,320,967
                                                       ------------
             INDUSTRIAL SPECIALTIES
    437,000  China Merchants Holdings International
              Co., Ltd...............................       336,184
                                                       ------------
             INVESTMENT BANKS/BROKERS
    255,000  Hong Kong Exchanges & Clearing Ltd......       454,464
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             MAJOR BANKS
     31,200  Hang Seng Bank Ltd......................  $    356,032
                                                       ------------
             MISCELLANEOUS MANUFACTURING
    524,400  Johnson Electric Holdings Ltd...........       790,032
                                                       ------------
             OIL & GAS PRODUCTION
    687,000  CNOOC Ltd...............................       902,869
                                                       ------------
             REAL ESTATE DEVELOPMENT
    164,400  Cheung Kong (Holdings) Ltd..............     1,565,102
    188,000  Hang Lung Properties Ltd................       210,916
    158,000  Henderson Land Development Co., Ltd.....       769,813
    344,400  Sun Hung Kai Properties Ltd.............     3,002,731
                                                       ------------
                                                          5,548,562
                                                       ------------
             SPECIALTY TELECOMMUNICATIONS
    113,000  Asia Satellite Telecommunications
              Holdings Ltd...........................       175,311
  1,136,000  Pacific Century CyberWorks Ltd.*........       289,852
                                                       ------------
                                                            465,163
                                                       ------------
             WHOLESALE DISTRIBUTORS
    222,800  Li & Fung Ltd...........................       357,083
                                                       ------------
             WIRELESS TELECOMMUNICATIONS
    869,900  China Mobile Ltd.*......................     2,849,736
    329,000  SmarTone Telecommunications Holdings
              Ltd.*..................................       375,431
                                                       ------------
                                                          3,225,167
                                                       ------------
             Total Hong Kong.........................    17,728,716
                                                       ------------
             India (3.0%)
             ELECTRICAL PRODUCTS
    127,300  Bharat Heavy Electricals Ltd............       435,466
                                                       ------------

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             ELECTRONIC PRODUCTION EQUIPMENT
     33,100  ASE Test Ltd.*..........................  $    451,153
                                                       ------------
             INFORMATION TECHNOLOGY SERVICES
     15,358  Infosys Technologies Ltd................     1,156,867
     16,075  Wipro Ltd...............................       505,420
                                                       ------------
                                                          1,662,287
                                                       ------------
             MOTOR VEHICLES
    115,000  Hero Honda Motors Ltd...................       834,208
                                                       ------------
             OIL REFINING/MARKETING
     51,000  Bharat Petroleum Corp., Ltd.............       305,136
     53,000  Hindustan Petroleum Corp., Ltd..........       309,311
                                                       ------------
                                                            614,447
                                                       ------------
             PHARMACEUTICALS: OTHER
      9,250  Cipla Ltd...............................       193,885
     55,600  Dr. Reddy's Laboratories Ltd............     1,134,306
     27,000  Ranbaxy Laboratories Ltd................       468,614
                                                       ------------
                                                          1,796,805
                                                       ------------
             REGIONAL BANKS
     40,000  HDFC Bank Ltd. (ADR)....................       604,000
                                                       ------------
             SPECIALTY TELECOMMUNICATIONS
    103,200  Mahanagar Telephone Nigam Ltd...........       303,195
                                                       ------------
             TOBACCO
     44,000  ITC Ltd.................................       565,271
                                                       ------------
             Total India.............................     7,266,832
                                                       ------------
             Indonesia (0.0%)
             INVESTMENT TRUSTS/MUTUAL FUNDS
  2,500,000  Batavia Investment Fund Ltd.*...........       --
                                                       ------------
             Japan (53.5%)
             AUTO PARTS: O.E.M.
    161,000  NIFCO Inc...............................     1,505,737
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             BUILDING PRODUCTS
    362,000  Sanwa Shutter Corp......................  $    925,896
 JPY 80,000K Sanwa Shutter Corp. 0.90% due 03/31/06
              (Conv.)................................       616,963
                                                       ------------
                                                          1,542,859
                                                       ------------
             CHEMICALS: MAJOR DIVERSIFIED
    604,000  Mitsubishi Chemical Corp................     1,460,344
                                                       ------------
             CHEMICALS: SPECIALTY
    645,000  Daicel Chemical Industries Ltd..........     1,885,408
    558,000  Denki Kagaku Kogyo Kabushiki Kaisha.....     1,526,984
    394,000  Kaneka Corp.............................     2,726,114
    340,000  Shin-Etsu Polymer Co., Ltd..............     1,173,599
                                                       ------------
                                                          7,312,105
                                                       ------------
             COMMERCIAL PRINTING/FORMS
    174,000  Dai Nippon Printing Co., Ltd............     2,188,696
     92,000  Nissha Printing Co., Ltd................       546,435
                                                       ------------
                                                          2,735,131
                                                       ------------
             COMPUTER PERIPHERALS
    149,900  Mitsumi Electric Co., Ltd...............     2,505,520
                                                       ------------
             COMPUTER PROCESSING HARDWARE
    384,000  Fujitsu Ltd.............................     3,045,013
                                                       ------------
             ELECTRIC UTILITIES
    105,000  Tokyo Electric Power Co.................     1,910,130
                                                       ------------
             ELECTRICAL PRODUCTS
    213,000  Furukawa Electric Co., Ltd..............       983,612
                                                       ------------
             ELECTRONIC COMPONENTS
     48,000  TDK Corp................................     2,612,143
                                                       ------------
             ELECTRONIC DISTRIBUTORS
    110,000  Ryosan Co., Ltd.........................     1,210,060
                                                       ------------
             ELECTRONIC EQUIPMENT/ INSTRUMENTS
    100,000  Canon, Inc..............................     3,824,924
    324,000  Casio Computer Co., Ltd.................     1,491,161

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

     40,700  Kyocera Corp............................  $  2,765,436
    247,000  Matsushita Electric Industrial Co.,
              Ltd....................................     3,302,806
    290,000  NEC Corp................................     2,231,983
    204,000  Ricoh Co., Ltd..........................     3,798,336
    789,000  Toshiba Corp.*..........................     3,674,190
                                                       ------------
                                                         21,088,836
                                                       ------------
             ELECTRONICS/APPLIANCES
     65,800  Rinnai Corp.............................     1,360,709
     71,000  Sony Corp...............................     3,808,598
                                                       ------------
                                                          5,169,307
                                                       ------------
             ENGINEERING & CONSTRUCTION
     90,000  Kyudenko Corp...........................       302,262
    550,000  Obayashi Corp...........................     1,440,955
     41,000  Sanki Engineering Co., Ltd..............       194,434
                                                       ------------
                                                          1,937,651
                                                       ------------
             FINANCE/RENTAL/LEASING
    180,800  Hitachi Capital Corp....................     2,433,062
                                                       ------------
             FOOD RETAIL
     97,700  FamilyMart Co., Ltd.....................     2,058,361
                                                       ------------
             FOOD: MEAT/FISH/DAIRY
    135,000  Nippon Meat Packers, Inc................     1,355,982
                                                       ------------
             FOOD: SPECIALTY/CANDY
    102,000  House Foods Corp........................       872,269
                                                       ------------
             HOME BUILDING
    337,000  Sekisui Chemical Co., Ltd...............       945,790
    276,000  Sekisui House Ltd.......................     1,894,644
                                                       ------------
                                                          2,840,434
                                                       ------------
             HOME FURNISHINGS
     30,000  Sangetsu Co., Ltd.......................       415,844
                                                       ------------
             INDUSTRIAL CONGLOMERATES
    432,000  Hitachi Ltd.............................     3,193,905
                                                       ------------
             INDUSTRIAL MACHINERY
    391,000  Amada Co., Ltd..........................     2,143,007
    465,000  Daifuku Co., Ltd........................     1,818,355
    187,000  Daikin Industries Ltd...................     3,387,312
    116,000  Fuji Machine Manufacturing Co., Ltd.....     1,938,894

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

    720,000  Mitsubishi Heavy Industries Ltd.........  $  2,278,162
    536,000  Tsubakimoto Chain Co....................     1,516,785
                                                       ------------
                                                         13,082,515
                                                       ------------
             INDUSTRIAL SPECIALTIES
    174,000  Fujitec Co., Ltd........................       861,681
    181,000  Lintec Corp.............................     1,356,480
                                                       ------------
                                                          2,218,161
                                                       ------------
             MAJOR BANKS
         50  Mitsubishi Tokyo Financial Group,
              Inc....................................       341,678
                                                       ------------
             MAJOR TELECOMMUNICATIONS
        749  Nippon Telegraph & Telephone Corp.......     2,940,566
                                                       ------------
             MARINE SHIPPING
    121,000  Mitsubishi Logistics Corp...............       873,894
                                                       ------------
             METAL FABRICATIONS
    362,000  Minebea Co., Ltd........................     2,363,990
                                                       ------------
             MISCELLANEOUS MANUFACTURING
    187,000  Kurita Water Industries Ltd.............     2,211,203
                                                       ------------
             MOTOR VEHICLES
    537,000  Nissan Motor Co., Ltd...................     4,124,668
    247,000  Suzuki Motor Corp.......................     2,962,925
    121,000  Toyota Motor Corp.......................     3,292,389
                                                       ------------
                                                         10,379,982
                                                       ------------
             MOVIES/ENTERTAINMENT
     25,000  Toho Co., Ltd...........................       285,314
                                                       ------------
             PHARMACEUTICALS: MAJOR
    185,000  Sankyo Co., Ltd.........................     2,811,747
                                                       ------------
             PHARMACEUTICALS: OTHER
     82,000  Ono Pharmaceutical Co., Ltd.............     2,677,447
    120,000  Yamanouchi Pharmaceutical Co., Ltd......     3,302,495
                                                       ------------
                                                          5,979,942
                                                       ------------
             RAILROADS
        450  East Japan Railway Co...................     1,899,635
                                                       ------------

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             REAL ESTATE DEVELOPMENT
    320,000  Mitsubishi Estate Co., Ltd..............  $  2,313,613
                                                       ------------
             RECREATIONAL PRODUCTS
     95,000  Fuji Photo Film Co., Ltd................     3,013,294
     28,400  Nintendo Co., Ltd.......................     3,974,190
    214,000  Yamaha Corp.............................     1,608,785
                                                       ------------
                                                          8,596,269
                                                       ------------
             SEMICONDUCTORS
     13,000  Rohm Co., Ltd...........................     1,935,396
                                                       ------------
             TEXTILES
    135,000  Nisshinbo Industries, Inc...............       545,751
                                                       ------------
             WHOLESALE DISTRIBUTORS
     65,000  Hitachi High-Technologies Corp..........       963,150
    260,000  Mitsubishi Corp.........................     1,946,513
    177,000  Nagase & Co., Ltd.......................       734,805
                                                       ------------
                                                          3,644,468
                                                       ------------
             Total Japan.............................   130,612,429
                                                       ------------
             Singapore (4.7%)
             AEROSPACE & DEFENSE
    621,000  Singapore Technologies
              Engineering Ltd........................       717,919
                                                       ------------
             AIRLINES
    169,000  Singapore Airlines Ltd..................     1,302,505
                                                       ------------
             ELECTRONIC COMPONENTS
    108,100  Venture Manufacturing Ltd...............     1,011,671
                                                       ------------
             FINANCIAL CONGLOMERATES
    223,000  Keppel Corp., Ltd.......................       515,607
                                                       ------------
             MAJOR BANKS
    195,244  DBS Group Holdings Ltd..................     1,504,771
                                                       ------------
             MAJOR TELECOMMUNICATIONS
    405,000  Singapore Telecommunications Ltd........       341,123
                                                       ------------
             MARINE SHIPPING
    958,000  Neptune Orient Lines Ltd.*..............       590,675
    537,400  Sembcorp Logistics Ltd..................       656,773
                                                       ------------
                                                          1,247,448
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             PUBLISHING: NEWSPAPERS
     76,099  Singapore Press Holdings Ltd............  $    942,597
                                                       ------------
             REAL ESTATE DEVELOPMENT
    290,000  Capitaland Ltd..........................       277,787
    172,400  City Developments Ltd...................       588,428
                                                       ------------
                                                            866,215
                                                       ------------
             REGIONAL BANKS
    169,310  Overseas - Chinese Banking
              Corp., Ltd.............................     1,211,687
    139,494  United Overseas Bank Ltd................     1,105,815
                                                       ------------
                                                          2,317,502
                                                       ------------
             SEMICONDUCTORS
    331,000  Chartered Semiconductor
              Manufacturing Ltd.*....................       834,561
                                                       ------------
             Total Singapore.........................    11,601,919
                                                       ------------
             South Korea (11.5%)
             ADVERTISING/MARKETING SERVICES
      2,680  Cheil Communications, Inc...............       362,442
                                                       ------------
             CHEMICALS: SPECIALTY
     29,950  LG Chemical Ltd.........................       904,981
                                                       ------------
             ELECTRIC UTILITIES
     11,580  Korea Electric Power Corp...............       219,250
     54,500  Korea Electric Power Corp. (ADR)........       583,150
                                                       ------------
                                                            802,400
                                                       ------------
             ELECTRONIC COMPONENTS
      9,638  Samsung Electro Mechanics Co., Ltd......       567,555
                                                       ------------
             ELECTRONIC EQUIPMENT/ INSTRUMENTS
     25,866  LG Electronics Inc.*....................     1,019,448
                                                       ------------
             ELECTRONICS/APPLIANCES
     36,146  Humax Co., Ltd..........................     1,294,720
      1,224  LG Electronics Investment Ltd...........        53,822
                                                       ------------
                                                          1,348,542
                                                       ------------

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             ENGINEERING & CONSTRUCTION
     55,240  Hyundai Development Co.*................  $    304,375
                                                       ------------
             FOOD: SPECIALTY/CANDY
     10,960  Tong Yang Confectionery Corp............       491,252
                                                       ------------
             HOUSEHOLD/PERSONAL CARE
     11,260  LG Household & Health Care Ltd..........       346,328
                                                       ------------
             INDUSTRIAL MACHINERY
     84,890  Hyundai Mobis...........................     2,079,608
                                                       ------------
             INTERNET RETAIL
      6,030  CJ39 Shopping Corp......................       375,127
                                                       ------------
             INVESTMENT BANKS/BROKERS
     13,300  Samsung Securities Co., Ltd.*...........       447,102
     45,910  Seoul Securities Co., Ltd...............       213,939
                                                       ------------
                                                            661,041
                                                       ------------
             MAJOR BANKS
     16,666  Kookmin Bank............................       758,599
                                                       ------------
             MOTOR VEHICLES
     66,250  Hyundai Motor Co., Ltd..................     2,457,496
     29,300  Hyundai Motor Co., Ltd. (Pref)..........       484,559
                                                       ------------
                                                          2,942,055
                                                       ------------
             PROPERTY - CASUALTY INSURERS
      7,690  Hyundai Marine & Fire
              Insurance Co., Ltd.....................       258,512
                                                       ------------
             REGIONAL BANKS
     48,529  Hana Bank...............................       633,802
     93,200  Shinhan Financial Group Co., Ltd........     1,260,433
                                                       ------------
                                                          1,894,235
                                                       ------------
             SEMICONDUCTORS
     28,519  Samsung Electronics Co., Ltd............     8,419,056
      6,590  Samsung
              Electronics Co., Ltd. (Pref)...........       987,991
                                                       ------------
                                                          9,407,047
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             SPECIALTY STORES
      3,700  Shinsegae Co., Ltd......................  $    613,331
                                                       ------------
             STEEL
      7,040  POSCO...................................       699,104
                                                       ------------
             WIRELESS TELECOMMUNICATIONS
      5,430  SK Telecom Co., Ltd.....................     1,055,367
     58,100  SK Telecom Co., Ltd. (ADR)..............     1,242,759
                                                       ------------
                                                          2,298,126
                                                       ------------
             Total South Korea.......................    28,134,108
                                                       ------------
             Taiwan (7.8%)
             AIRLINES
  1,355,000  EVA Airways Corp........................       460,513
                                                       ------------
             CHEMICALS: MAJOR DIVERSIFIED
    365,480  Formosa Chemical & Fiber Corp...........       328,427
                                                       ------------
             COMPUTER COMMUNICATIONS
    514,000  Accton Technology Corp.*................     1,243,548
     40,165  Ambit Microsystems Corp.................       181,622
                                                       ------------
                                                          1,425,170
                                                       ------------
             COMPUTER PERIPHERALS
    273,000  Benq Corp...............................       625,101
                                                       ------------
             COMPUTER PROCESSING HARDWARE
    256,032  Asustek Computer, Inc...................       925,461
     39,000  Compal Electronics, Inc.................        52,345
                                                       ------------
                                                            977,806
                                                       ------------
             ELECTRICAL PRODUCTS
    326,000  Phoenixtec Power Co., Ltd...............       292,949
                                                       ------------
             ELECTRONIC COMPONENTS
  1,195,000  Yageo Corp.*............................       991,244
                                                       ------------
             FINANCIAL CONGLOMERATES
    980,337  Fubon Financial Holding Co., Ltd.*......       999,537
  1,704,000  Taishin Financial Holdings Co., Ltd.....       878,502
                                                       ------------
                                                          1,878,039
                                                       ------------

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             FOOD RETAIL
    125,452  President Chain Store Corp..............  $    218,602
                                                       ------------
             INVESTMENT BANKS/BROKERS
    127,000  National Securities Corp................        59,623
                                                       ------------
             REGIONAL BANKS
  1,306,200  Bank Sinopac*...........................       639,557
  2,612,429  Chinatrust Commercial Bank..............     2,309,953
    594,000  Taipei Bank*............................       414,021
                                                       ------------
                                                          3,363,531
                                                       ------------
             SEMICONDUCTORS
    306,000  Advanced Semiconductor Engineering
              Inc.*..................................       290,841
    733,000  Orient Semiconductor Electronics Ltd....       329,343
    622,470  Siliconware Precision Industries Co.*...       586,255
    125,150  SunPlus Technology Co.*.................       432,546
  1,424,757  Taiwan Semiconductor Manufacturing Co.,
              Ltd.*..................................     3,590,617
  1,778,020  United Microelectronics Corp.*..........     2,714,143
                                                       ------------
                                                          7,943,745
                                                       ------------
             STEEL
    460,390  China Steel Corp........................       209,509
                                                       ------------
             WIRELESS TELECOMMUNICATIONS
    215,684  Taiwan Cellular Corp.*..................       264,014
                                                       ------------
             Total Taiwan............................    19,038,273
                                                       ------------
             Total Common and Preferred Stocks and
              Bonds
              (COST $256,883,386)....................   233,966,385
                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

  SHARES/
 PRINCIPAL
  AMOUNT                                                  VALUE

-------------------------------------------------------------------

             Short-Term Investments (0.3%)
             Commercial Paper (a) (0.1%)
             FINANCIAL CONGLOMERATES
$   350,000  General Electric Capital Corp. 1.75% due
              06/14/02
              (COST $349,251)........................  $    349,251
                                                       ------------
             Repurchase Agreement (0.2%)
    427,000  Joint repurchase agreement account 1.92%
             due 05/01/02 (dated 04/30/02; proceeds
             $427,023) (b)
             (COST $427,000).........................       427,000
                                                       ------------
             Total Short-Term Investments
              (COST $776,251)........................       776,251
                                                       ------------

  Total Investments
   (COST $257,659,637) (C)................    96.1%  234,742,636
  Other Assets in Excess of Liabilities...     3.9     9,531,124
                                            ------  ------------
  Net Assets..............................   100.0% $244,273,760
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  K   IN THOUSANDS.
  *   NON-INCOME PRODUCING SECURITY.
 ** PARTIALLY PAID SHARES. RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $26,965,686 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $49,882,687, RESULTING IN NET UNREALIZED DEPRECIATION OF $22,917,001.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
APRIL 30, 2002:
      CONTRACTS          IN EXCHANGE      DELIVERY      UNREALIZED
     TO DELIVER              FOR            DATE       APPRECIATION
--------------------------------------------------------------------
    AUD  1,814,413      $     976,336     05/01/02       $10,524
   JPY 426,065,361      $   3,312,333     05/02/02        18,905
                                                         -------
      Total unrealized appreciation................      $29,429
                                                         =======

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
SUMMARY OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $    362,442       0.1%
Aerospace & Defense.....................       717,919       0.3
Airlines................................     2,911,270       1.2
Aluminum................................       522,175       0.2
Apparel/Footwear Retail.................       861,616       0.4
Auto Parts: O.E.M.......................     1,505,737       0.6
Beverages: Alcoholic....................       716,605       0.3
Broadcasting............................       492,095       0.2
Building Products.......................     1,542,859       0.6
Chemicals: Major Diversified............     1,788,771       0.7
Chemicals: Specialty....................     8,217,086       3.3
Coal....................................       478,409       0.2
Commercial Printing/Forms...............     2,735,131       1.1
Computer Communications.................     1,425,170       0.6
Computer Peripherals....................     3,130,621       1.3
Computer Processing Hardware............     4,469,513       1.8
Electric Utilities......................     3,580,149       1.5
Electrical Products.....................     1,712,027       0.7
Electronic Components...................     5,645,283       2.3
Electronic Distributors.................     1,210,060       0.5
Electronic Equipment/ Instruments.......    22,108,284       9.0
Electronic Production Equipment.........       451,153       0.2
Electronics/Appliances..................     6,517,849       2.6
Engineering & Construction..............     2,607,059       1.1
Finance/Rental/Leasing..................     2,433,062       1.0
Financial Conglomerates.................     2,742,897       1.1
Food Retail.............................     3,330,039       1.4
Food: Meat/Fish/Dairy...................     1,355,982       0.6
Food: Specialty/Candy...................     1,363,521       0.6
Home Building...........................     2,840,434       1.2
Home Furnishings........................       415,844       0.2
Household/Personal Care.................       346,328       0.1
Industrial Conglomerates................     5,514,872       2.3
Industrial Machinery....................    15,162,123       6.2
Industrial Specialties..................     2,554,345       1.0
Information Technology Services.........     1,662,287       0.7
Integrated Oil..........................       496,206       0.2
Internet Retail.........................       375,127       0.2
Investment Banks/Brokers................     1,175,128       0.5

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Investment Trusts/Mutual Funds..........  $    139,500       0.1%
Major Banks.............................     7,222,846       3.0
Major Telecommunications................     3,993,947       1.6
Marine Shipping.........................     2,121,342       0.9
Media Conglomerates.....................     1,657,417       0.7
Metal Fabrications......................     2,363,990       1.0
Miscellaneous Commercial Services.......       737,262       0.3
Miscellaneous Manufacturing.............     3,001,235       1.2
Motor Vehicles..........................    14,156,245       5.8
Movies/Entertainment....................       285,314       0.1
Oil & Gas Production....................       902,869       0.4
Oil Refining/Marketing..................       614,447       0.3
Other Metals/Minerals...................     5,362,403       2.2
Pharmaceuticals: Major..................     2,811,747       1.2
Pharmaceuticals: Other..................     8,613,271       3.5
Property - Casualty Insurers............       813,924       0.3
Publishing: Newspapers..................       942,597       0.4
Railroads...............................     1,899,635       0.8
Real Estate Development.................     9,111,699       3.7
Recreational Products...................     8,596,269       3.5
Regional Banks..........................     8,179,268       3.3
Repurchase Agreement....................       427,000       0.2
Semiconductors..........................    20,120,749       8.2
Specialty Stores........................       613,331       0.3
Specialty Telecommunications............       768,358       0.3
Steel...................................       908,613       0.4
Textiles................................       545,751       0.2
Tobacco.................................       565,271       0.2
Wholesale Distributors..................     4,001,551       1.6
Wireless Telecommunications.............     5,787,307       2.3
                                          ------------   -------
                                          $234,742,636      96.1%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $231,876,872      94.9%
Convertible Bonds.......................       616,963       0.3
Preferred Stocks........................     1,472,550       0.6
Short-Term Investments..................       776,251       0.3
                                          ------------   -------
                                          $234,742,636      96.1%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $257,659,637)....................................  $   234,742,636
Unrealized appreciation on open forward foreign
 currency contracts...............................           29,429
Foreign cash......................................          691,254
Receivable for:
  Capital stock sold..............................        5,561,424
  Investments sold................................        4,504,790
  Dividends.......................................          723,480
  Foreign withholding taxes reclaimed.............           81,711
Prepaid expenses and other assets.................           50,280
                                                    ---------------
    Total Assets..................................      246,385,004
                                                    ---------------
Liabilities:
Payable for:
  Capital stock repurchased.......................          281,471
  Investments purchased...........................          255,723
  Distribution fee................................          206,493
  Investment management fee.......................          205,359
Payable to bank...................................          906,987
Accrued expenses and other payables...............          255,211
                                                    ---------------
    Total Liabilities.............................        2,111,244
                                                    ---------------
    Net Assets....................................  $   244,273,760
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   651,682,731
Net unrealized depreciation.......................      (22,875,942)
Accumulated net investment loss...................       (1,536,453)
Accumulated net realized loss.....................     (382,996,576)
                                                    ---------------
    Net Assets....................................  $   244,273,760
                                                    ===============
Class A Shares:
Net Assets........................................       $7,425,622
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................          709,752
    Net Asset Value Per Share.....................  $         10.46
                                                    ===============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $         11.04
                                                    ===============
Class B Shares:
Net Assets........................................     $223,361,666
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       21,456,481
    Net Asset Value Per Share.....................  $         10.41
                                                    ===============
Class C Shares:
Net Assets........................................       $4,144,254
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................          398,468
    Net Asset Value Per Share.....................  $         10.40
                                                    ===============
Class D Shares:
Net Assets........................................       $9,342,218
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................          885,881
    Net Asset Value Per Share.....................  $         10.55
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $188,772 foreign withholding
 tax).............................................    $ 1,893,837
Interest..........................................         13,258
                                                      -----------
    Total Income..................................      1,907,095
                                                      -----------
Expenses
Investment management fee.........................      1,125,122
Distribution fee (Class A shares).................          4,939
Distribution fee (Class B shares).................      1,108,791
Distribution fee (Class C shares).................         13,590
Transfer agent fees and expenses..................        498,649
Custodian fees....................................        138,736
Registration fees.................................         79,273
Shareholder reports and notices...................         52,543
Professional fees.................................         35,745
Directors' fees and expenses......................          9,650
Other.............................................         15,646
                                                      -----------
    Total Expenses................................      3,082,684
                                                      -----------
    Net Investment Loss...........................     (1,175,589)
                                                      -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................       (480,177)
  Foreign exchange transactions...................        (95,064)
                                                      -----------
    Net Loss......................................       (575,241)
                                                      -----------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................     41,344,630
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............         60,274
                                                      -----------
    Net Appreciation..............................     41,404,904
                                                      -----------
    Net Gain......................................     40,829,663
                                                      -----------
Net Increase......................................    $39,654,074
                                                      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2002  OCTOBER 31, 2001
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $ (1,175,589)   $  (4,183,147)
Net realized loss.......................       (575,241)     (30,512,066)
Net change in unrealized
 appreciation/depreciation..............     41,404,904      (92,968,376)
                                           ------------    -------------

    Net Increase (Decrease).............     39,654,074     (127,663,589)
                                           ------------    -------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       --               (128,253)
Class B shares..........................       --             (1,014,677)
Class C shares..........................       --                (14,974)
Class D shares..........................       --               (117,022)
                                           ------------    -------------
    Total Dividends.....................       --             (1,274,926)
                                           ------------    -------------

Net decrease from capital stock
 transactions...........................    (40,096,833)    (128,259,097)
                                           ------------    -------------

    Net Decrease........................       (442,759)    (257,197,612)
Net Assets:
Beginning of period.....................    244,716,519      501,914,131
                                           ------------    -------------
End of Period
 (INCLUDING ACCUMULATED NET INVESTMENT
 LOSSES OF $1,536,453 AND $360,863,
 RESPECTIVELY)..........................   $244,273,760    $ 244,716,519
                                           ============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan")

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,908,019 at April 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.67%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $122,573, and $13,032, respectively and received $2,603 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $33,721,388 and $82,161,965, respectively.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

For the six months ended April 30, 2002, the Fund incurred brokerage commissions of $11,270 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $12,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Directors' fees and expenses in the Statement of Operations, amounted to $4,605. At April 30, 2002, the Fund had an accrued pension liability of $53,714 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2001, the Fund had net capital loss carryover of approximately $374,316,000, to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

           AMOUNT IN THOUSANDS
------------------------------------------
 2005        2006        2007       2009
-------   ----------   --------   --------
$54,029    $268,352    $26,406    $25,529
=======    ========    =======    =======

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

6. Capital Stock
Transactions in capital stock were as follows:

                                                            FOR THE SIX                      FOR THE YEAR
                                                            MONTHS ENDED                        ENDED
                                                           APRIL 30, 2002                  OCTOBER 31, 2001
                                                    ----------------------------    ------------------------------
                                                            (UNAUDITED)
                                                      SHARES          AMOUNT           SHARES           AMOUNT
                                                    -----------    -------------    ------------    --------------
CLASS A SHARES
Sold............................................     4,153,790     $ 39,955,054      20,721,501     $ 233,504,296
Reinvestment of dividends.......................        --              --               10,382           114,405
Redeemed........................................    (3,794,970)     (36,810,181)    (21,558,576)     (246,330,495)
                                                    ----------     ------------     -----------     -------------
Net increase (decrease) -- Class A..............       358,820        3,144,873        (826,693)      (12,711,794)
                                                    ----------     ------------     -----------     -------------
CLASS B SHARES
Sold............................................     4,165,610       39,833,469      19,114,676       213,417,784
Reinvestment of dividends.......................        --              --               84,591           931,340
Redeemed........................................    (8,751,991)     (84,246,569)    (28,995,264)     (327,813,608)
                                                    ----------     ------------     -----------     -------------
Net decrease -- Class B.........................    (4,586,381)     (44,413,100)     (9,795,997)     (113,464,484)
                                                    ----------     ------------     -----------     -------------
CLASS C SHARES
Sold............................................     2,198,135       21,063,436       6,715,003        74,361,326
Reinvestment of dividends.......................        --              --                1,258            13,808
Redeemed........................................    (2,237,484)     (21,743,701)     (7,137,080)      (80,153,683)
                                                    ----------     ------------     -----------     -------------
Net decrease -- Class C.........................       (39,349)        (680,265)       (420,819)       (5,778,549)
                                                    ----------     ------------     -----------     -------------
CLASS D SHARES
Sold............................................       542,481        5,410,826         804,069         9,018,474
Reinvestment of dividends.......................        --              --                1,267            14,015
Redeemed........................................      (358,189)      (3,559,167)       (487,550)       (5,336,759)
                                                    ----------     ------------     -----------     -------------
Net increase -- Class D.........................       184,292        1,851,659         317,786         3,695,730
                                                    ----------     ------------     -----------     -------------
Net decrease in Fund............................    (4,082,618)    $(40,096,833)    (10,725,723)    $(128,259,097)
                                                    ==========     ============     ===========     =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

At April 30, 2002, there were outstanding forward contracts.

At April 30, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At April 30, 2002, investments in securities of issuers in Japan represented 53.5% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                            FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31                     JULY 28, 1997*
                            MONTHS ENDED          --------------------------------------------------------          THROUGH
                           APRIL 30, 2002           2001            2000            1999           1998         OCTOBER 31, 1997
                           --------------         ---------      ----------      ----------      ---------      ----------------
                            (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.92              $13.29          $14.54          $ 9.76         $12.86             $19.39
                               ------              ------          ------          ------         ------             ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       (0.02)              (0.03)          (0.10)           0.05           0.10               0.00
  Net realized and
   unrealized gain
   (loss)................        1.56               (4.13)          (1.02)           4.73          (2.94)             (6.53)
                               ------              ------          ------          ------         ------             ------
Total income (loss) from
 investment operations...        1.54               (4.16)          (1.12)           4.78          (2.84)             (6.53)
                               ------              ------          ------          ------         ------             ------
Less dividends from net
 investment income.......      -                    (0.21)          (0.13)          -              (0.26)            -
                               ------              ------          ------          ------         ------             ------

Net asset value, end of
 period..................      $10.46              $ 8.92          $13.29          $14.54         $ 9.76             $12.86
                               ======              ======          ======          ======         ======             ======

Total Return+............       17.26 %(1)         (31.42)%         (8.10)%         48.98%        (22.35)%           (33.68)%(1)

Ratios to Average Net
 Assets:
Expenses.................        1.89 %(2)(3)        1.74 %(3)       1.60 %(3)       1.79%(3)       1.90 %(3)          1.92 %(2)
Net investment income
 (loss)..................       (0.28)%(2)(3)       (0.38)%(3)      (0.68)%(3)       0.34%(3)       0.89 %(3)         (0.03)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $7,426              $3,131         $15,646         $10,048         $3,102               $622
Portfolio turnover
 rate....................          14 %(1)             37 %            37 %           128%            58 %               42 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                                  FOR THE YEAR ENDED OCTOBER 31
                            MONTHS ENDED          ----------------------------------------------------------------------------
                           APRIL 30, 2002            2001             2000             1999             1998           1997*
                           --------------         -----------      -----------      -----------      -----------      --------
                            (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of
 period..................       $ 8.89               $13.11           $14.39           $ 9.73           $12.83          $18.89
                                ------               ------           ------           ------           ------          ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        (0.05)               (0.13)           (0.23)           (0.06)            0.01            0.01
  Net realized and
   unrealized
   gain (loss)...........         1.57                (4.05)           (1.02)            4.72            (2.92)          (5.77)
                                ------               ------           ------           ------           ------          ------
Total income (loss) from
 investment operations...         1.52                (4.18)           (1.25)            4.66            (2.91)          (5.76)
                                ------               ------           ------           ------           ------          ------
Less dividends from net
 investment income.......       -                     (0.04)           (0.03)           -                (0.19)          (0.30)
                                ------               ------           ------           ------           ------          ------

Net asset value, end of
 period..................       $10.41               $ 8.89           $13.11           $14.39           $ 9.73          $12.83
                                ======               ======           ======           ======           ======          ======

Total Return+............        17.10 %(1)          (31.87)%          (8.86)%          47.89 %         (22.87)%        (31.01)%

Ratios to Average Net
 Assets:
Expenses.................         2.65 %(2)(3)         2.55 %(3)        2.37 %(3)        2.56 %(3)        2.65 %(3)       2.44 %
Net investment income
 (loss)..................        (1.04)%(2)(3)        (1.19)%(3)       (1.45)%(3)       (0.43)%(3)        0.14 %(3)       0.03 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $223,362             $231,422         $469,924         $633,216         $408,990        $744,133
Portfolio turnover
 rate....................           14 %(1)              37 %             37 %            128 %             58 %            42 %

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                  FOR THE PERIOD
                            FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31                     JULY 28, 1997*
                            MONTHS ENDED          ---------------------------------------------------------          THROUGH
                           APRIL 30, 2002           2001            2000            1999            1998         OCTOBER 31, 1997
                           --------------         ---------      ----------      ----------      ----------      ----------------
                            (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.86              $13.07          $14.38          $ 9.72          $12.83             $19.39
                               ------              ------          ------          ------          ------             ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       (0.04)              (0.13)          (0.23)          (0.05)           0.01              (0.04)
  Net realized and
   unrealized gain
   (loss)................        1.58               (4.05)          (1.00)           4.71           (2.89)             (6.52)
                               ------              ------          ------          ------          ------             ------
Total income (loss) from
 investment operations...        1.54               (4.18)          (1.23)           4.66           (2.88)             (6.56)
                               ------              ------          ------          ------          ------             ------
Less dividends from net
 investment income.......      -                    (0.03)          (0.08)          -               (0.23)            -
                               ------              ------          ------          ------          ------             ------

Net asset value, end of
 period..................      $10.40              $ 8.86          $13.07          $14.38          $ 9.72             $12.83
                               ======              ======          ======          ======          ======             ======

Total Return+............       17.38 %(1)         (31.89)%         (8.88)%         47.94 %        (22.68)%           (33.83)%(1)

Ratios to Average Net
 Assets:
Expenses.................        2.32 %(2)(3)        2.50 %(3)       2.37 %(3)       2.56 %(3)       2.65 %(3)          2.62 %(2)
Net investment income
 (loss)..................       (0.71)%(2)(3)       (1.14)%(3)      (1.45)%(3)      (0.43)%(3)       0.14 %(3)         (0.77)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $4,144              $3,880         $11,219         $12,278          $1,581               $819
Portfolio turnover
 rate....................          14 %(1)             37 %            37 %           128 %            58 %               42 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                               FOR THE PERIOD
                            FOR THE SIX                       FOR THE YEAR ENDED OCTOBER 31                    JULY 28, 1997*
                            MONTHS ENDED          ------------------------------------------------------          THROUGH
                           APRIL 30, 2002           2001           2000           1999           1998         OCTOBER 31, 1997
                           --------------         ---------      ---------      ---------      ---------      ----------------
                            (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.96              $13.35         $14.61         $ 9.78         $12.86             $19.39
                               ------              ------         ------         ------         ------             ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        0.00               (0.02)         (0.20)          0.06           0.07               0.02
  Net realized and
   unrealized gain
   (loss)................        1.59               (4.11)         (0.91)          4.77          (2.88)             (6.55)
                               ------              ------         ------         ------         ------             ------
Total income (loss) from
 investment operations...        1.59               (4.13)         (1.11)          4.83          (2.81)             (6.53)
                               ------              ------         ------         ------         ------             ------
Less dividends from net
 investment income.......      -                    (0.26)         (0.15)          -             (0.27)            -
                               ------              ------         ------         ------         ------             ------

Net asset value, end of
 period..................      $10.55              $ 8.96         $13.35         $14.61         $ 9.78             $12.86
                               ======              ======         ======         ======         ======             ======

Total Return+............       17.75 %(1)         (31.19)%        (7.94)%        49.39%        (22.14)%           (33.68)%(1)

Ratios to Average Net
 Assets:
Expenses.................        1.65 %(2)(3)        1.55 %(3)      1.37 %(3)      1.56%(3)       1.65 %(3)          1.62 %(2)
Net investment income
 (loss)..................       (0.04)%(2)(3)       (0.19)%(3)     (0.45)%(3)      0.57%(3)       1.14 %(3)          0.42 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $9,342              $6,284         $5,125         $2,489         $1,565               $118
Portfolio turnover
 rate....................          14 %(1)             37 %           37 %          128%            58 %               42 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Morgan Stanley Distributors Inc.,
member NASD.                                                          37916RPT

[MORGAN STANLEY LOGO]

Morgan Stanley
Pacific Growth Fund

SEMIANNUAL REPORT
APRIL 30, 2002